SHARE BASED COMPENSATION (Yitel Option Plan, Information Relating to Options Outstanding) (Details) (Yitel Option Plan [Member], Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2014 Years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number of shares	28,348,000
Exercisable, Number of shares	7,174,500
US$0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 0.10
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 0.10
Outstanding, Number of shares	8,656,000
Outstanding, Weighted-average remaining contractual life (in years)	7.5
Exercisable, Number of shares	4,328,000
Exercisable, Weighted-average remaining contractual life (in years)	7.5
US$0.11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 0.11
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 0.11
Outstanding, Number of shares	1,288,000
Outstanding, Weighted-average remaining contractual life (in years)	8.0
Exercisable, Number of shares	322,000
Exercisable, Weighted-average remaining contractual life (in years)	8.0
US$0.11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 0.11
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 0.11
Outstanding, Number of shares	7,830,000
Outstanding, Weighted-average remaining contractual life (in years)	8.5
Exercisable, Number of shares	1,957,500
Exercisable, Weighted-average remaining contractual life (in years)	8.5
US$0.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 0.13
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 0.13
Outstanding, Number of shares	2,268,000
Outstanding, Weighted-average remaining contractual life (in years)	9.0
Exercisable, Number of shares	567,000
Exercisable, Weighted-average remaining contractual life (in years)	9.0
US$0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 0.15
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 0.15
Outstanding, Number of shares	3,948,000
Outstanding, Weighted-average remaining contractual life (in years)	9.5
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$0.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 0.17
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 0.17
Outstanding, Number of shares	4,358,000
Outstanding, Weighted-average remaining contractual life (in years)	10.0
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0